Property, Plant and Equipment (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2024 USD ($)	[1]	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)
Property, Plant and Equipment
Beginning balance			$ 141,530	$ 134,001
Disposals				(400)	$ (308)
Ending balance	$ 8,511		177,511	141,530	134,001
Amount payable to suppliers for property, plant and equipment			3,756	890	2,278
Discontinued operations
Property, Plant and Equipment
Beginning balance			3,830
Ending balance			2,577	3,830
Gross carrying amount
Property, Plant and Equipment
Beginning balance			249,084	236,775	203,847
Additions			47,438	36,798	33,184
Additions from business acquisitions			3,138	66	6,955
Business combinations from disposals				70
Changes in the fair value of past acquisitions				257	(51)
Transfer of completed projects in progress			0	0	0
Transfer (to)/from assets classified as held for sale				57	(107)
Disposals			(6,090)	(13,731)
Effects of changes in foreign exchange rates				(13,742)	(6,677)
Effects on the recognition of inflation effects				3,843	5,250
Ending balance			317,168	249,084	236,775
Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals				(1,309)	(5,626)
Effects of changes in foreign exchange rates			16,874
Gross carrying amount | PHILIPPINES | Envoy And Other Acquisitions
Property, Plant and Equipment
Effects on the recognition of inflation effects			6,724
Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(107,554)	(102,774)	(88,700)
Depreciation for the year			(20,902)	(19,411)	(18,339)
Transfer (to)/from assets classified as held for sale				(43)	89
Disposals			4,632	8,915	5,037
Effects of changes in foreign exchange rates			(11,678)	7,821	2,555
Effects on the recognition of inflation effects			(4,155)	(2,438)	(3,416)
Ending balance			(139,657)	(107,554)	(102,774)
Accumulated depreciation, amortisation and impairment | Envoy And Other Acquisitions
Property, Plant and Equipment
Disposals				376
Land
Property, Plant and Equipment
Beginning balance			10,744	10,651
Ending balance			13,704	10,744	10,651
Land | Gross carrying amount
Property, Plant and Equipment
Beginning balance			10,744	10,651	10,113
Additions			1,738	135	447
Additions from business acquisitions			833	0	201
Business combinations from disposals				0
Changes in the fair value of past acquisitions				73	0
Transfer of completed projects in progress			348	558	159
Transfer (to)/from assets classified as held for sale				0	0
Disposals			(106)	(327)
Effects of changes in foreign exchange rates				(523)	(458)
Effects on the recognition of inflation effects				177	222
Ending balance			13,704	10,744	10,651
Land | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals				0	(33)
Effects of changes in foreign exchange rates			(131)
Land | Gross carrying amount | PHILIPPINES | Envoy And Other Acquisitions
Property, Plant and Equipment
Effects on the recognition of inflation effects			278
Land | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			0	0	0
Depreciation for the year			0	0	0
Transfer (to)/from assets classified as held for sale				0	0
Disposals			0	0	0
Effects of changes in foreign exchange rates			0	0	0
Effects on the recognition of inflation effects			0	0	0
Ending balance			0	0	0
Land | Accumulated depreciation, amortisation and impairment | Envoy And Other Acquisitions
Property, Plant and Equipment
Disposals				0
Buildings
Property, Plant and Equipment
Beginning balance			20,717	21,488
Ending balance			22,768	20,717	21,488
Buildings | Gross carrying amount
Property, Plant and Equipment
Beginning balance			30,531	31,031	28,109
Additions			1,073	319	774
Additions from business acquisitions			1,296	0	1,268
Business combinations from disposals				0
Changes in the fair value of past acquisitions				(15)	0
Transfer of completed projects in progress			948	1,582	1,571
Transfer (to)/from assets classified as held for sale				0	0
Disposals			(362)	(799)
Effects of changes in foreign exchange rates				(2,174)	(1,167)
Effects on the recognition of inflation effects				587	735
Ending balance			34,475	30,531	31,031
Buildings | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals				0	(259)
Effects of changes in foreign exchange rates			11
Buildings | Gross carrying amount | PHILIPPINES | Envoy And Other Acquisitions
Property, Plant and Equipment
Effects on the recognition of inflation effects			978
Buildings | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(9,814)	(9,543)	(8,421)
Depreciation for the year			(2,062)	(1,021)	(1,393)
Transfer (to)/from assets classified as held for sale				0	0
Disposals			398	260	217
Effects of changes in foreign exchange rates			153	708	298
Effects on the recognition of inflation effects			(382)	(218)	(244)
Ending balance			(11,707)	(9,814)	(9,543)
Buildings | Accumulated depreciation, amortisation and impairment | Envoy And Other Acquisitions
Property, Plant and Equipment
Disposals				0
Machinery and Equipment
Property, Plant and Equipment
Beginning balance			51,849	51,754
Ending balance			54,297	51,849	51,754
Machinery and Equipment | Gross carrying amount
Property, Plant and Equipment
Beginning balance			105,980	105,004	90,084
Additions			8,659	9,193	8,237
Additions from business acquisitions			1,009	64	4,478
Business combinations from disposals				70
Changes in the fair value of past acquisitions				189	(68)
Transfer of completed projects in progress			(768)	6,008	4,794
Transfer (to)/from assets classified as held for sale				57	(107)
Disposals			(3,513)	(9,656)
Effects of changes in foreign exchange rates				(5,845)	(1,955)
Effects on the recognition of inflation effects				1,897	2,903
Ending balance			124,219	105,980	105,004
Machinery and Equipment | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals				(1,001)	(3,362)
Effects of changes in foreign exchange rates			9,710
Machinery and Equipment | Gross carrying amount | PHILIPPINES | Envoy And Other Acquisitions
Property, Plant and Equipment
Effects on the recognition of inflation effects			3,142
Machinery and Equipment | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(54,131)	(53,250)	(46,262)
Depreciation for the year			(8,606)	(10,309)	(9,107)
Transfer (to)/from assets classified as held for sale				(43)	89
Disposals			2,660	6,494	3,319
Effects of changes in foreign exchange rates			(7,739)	3,898	745
Effects on the recognition of inflation effects			(2,106)	(1,265)	(2,034)
Ending balance			(69,922)	(54,131)	(53,250)
Machinery and Equipment | Accumulated depreciation, amortisation and impairment | Envoy And Other Acquisitions
Property, Plant and Equipment
Disposals				344
Refrigeration Equipment
Property, Plant and Equipment
Beginning balance			9,392	8,428
Ending balance			20,472	9,392	8,428
Refrigeration Equipment | Gross carrying amount
Property, Plant and Equipment
Beginning balance			19,358	18,301	16,563
Additions			3,506	855	939
Additions from business acquisitions			0	0	126
Business combinations from disposals				0
Changes in the fair value of past acquisitions				0	0
Transfer of completed projects in progress			9,029	2,346	2,485
Transfer (to)/from assets classified as held for sale				0	0
Disposals			(1,077)	(1,245)
Effects of changes in foreign exchange rates				(1,299)	(1,276)
Effects on the recognition of inflation effects				400	536
Ending balance			35,681	19,358	18,301
Refrigeration Equipment | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals				0	(1,072)
Effects of changes in foreign exchange rates			4,052
Refrigeration Equipment | Gross carrying amount | PHILIPPINES | Envoy And Other Acquisitions
Property, Plant and Equipment
Effects on the recognition of inflation effects			813
Refrigeration Equipment | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(9,966)	(9,873)	(9,300)
Depreciation for the year			(2,961)	(1,844)	(2,015)
Transfer (to)/from assets classified as held for sale				0	0
Disposals			940	1,249	936
Effects of changes in foreign exchange rates			(2,728)	793	860
Effects on the recognition of inflation effects			(494)	(291)	(354)
Ending balance			(15,209)	(9,966)	(9,873)
Refrigeration Equipment | Accumulated depreciation, amortisation and impairment | Envoy And Other Acquisitions
Property, Plant and Equipment
Disposals				0
Returnable Bottles
Property, Plant and Equipment
Beginning balance			9,156	7,896
Ending balance			10,515	9,156	7,896
Returnable Bottles | Gross carrying amount
Property, Plant and Equipment
Beginning balance			26,092	22,970	19,432
Additions			2,619	2,782	4,124
Additions from business acquisitions			0	0	8
Business combinations from disposals				0
Changes in the fair value of past acquisitions				0	0
Transfer of completed projects in progress			2,215	2,110	645
Transfer (to)/from assets classified as held for sale				0	0
Disposals			(455)	(270)
Effects of changes in foreign exchange rates				(2,155)	(1,707)
Effects on the recognition of inflation effects				655	849
Ending balance			32,906	26,092	22,970
Returnable Bottles | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals				0	(381)
Effects of changes in foreign exchange rates			1,110
Returnable Bottles | Gross carrying amount | PHILIPPINES | Envoy And Other Acquisitions
Property, Plant and Equipment
Effects on the recognition of inflation effects			1,325
Returnable Bottles | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(16,936)	(15,074)	(12,674)
Depreciation for the year			(3,878)	(3,257)	(3,234)
Transfer (to)/from assets classified as held for sale				0	0
Disposals			365	261	305
Effects of changes in foreign exchange rates			(819)	1,783	1,274
Effects on the recognition of inflation effects			(1,123)	(649)	(745)
Ending balance			(22,391)	(16,936)	(15,074)
Returnable Bottles | Accumulated depreciation, amortisation and impairment | Envoy And Other Acquisitions
Property, Plant and Equipment
Disposals				0
Investments in Fixed Assets in Progress
Property, Plant and Equipment
Beginning balance			20,564	16,210
Ending balance			31,844	20,564	16,210
Investments in Fixed Assets in Progress | Gross carrying amount
Property, Plant and Equipment
Beginning balance			20,564	16,206	10,736
Additions			23,661	18,376	15,597
Additions from business acquisitions			0	2	699
Business combinations from disposals				0
Changes in the fair value of past acquisitions				0	0
Transfer of completed projects in progress			(13,226)	(12,621)	(9,954)
Transfer (to)/from assets classified as held for sale				0	0
Disposals			(260)	(322)
Effects of changes in foreign exchange rates				(1,109)	(589)
Effects on the recognition of inflation effects				123	7
Ending balance			31,844	20,564	16,206
Investments in Fixed Assets in Progress | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals				(91)	(290)
Effects of changes in foreign exchange rates			917
Investments in Fixed Assets in Progress | Gross carrying amount | PHILIPPINES | Envoy And Other Acquisitions
Property, Plant and Equipment
Effects on the recognition of inflation effects			188
Investments in Fixed Assets in Progress | Construction In Progress, Netting
Property, Plant and Equipment
Beginning balance			0	4	4
Depreciation for the year			0	0	0
Transfer (to)/from assets classified as held for sale				0	0
Disposals			0	(4)	0
Effects of changes in foreign exchange rates			0	0	0
Effects on the recognition of inflation effects			0	0	0
Ending balance			0	0	4
Investments in Fixed Assets in Progress | Construction In Progress, Netting | Envoy And Other Acquisitions
Property, Plant and Equipment
Disposals				0
Leasehold Improvements
Property, Plant and Equipment
Beginning balance			18,220	16,845
Ending balance			21,376	18,220	16,845
Leasehold Improvements | Gross carrying amount
Property, Plant and Equipment
Beginning balance			34,457	31,356	27,759
Additions			5,775	4,572	2,669
Additions from business acquisitions			0	0	175
Business combinations from disposals				0
Changes in the fair value of past acquisitions				0	36
Transfer of completed projects in progress			199	3	290
Transfer (to)/from assets classified as held for sale				0	0
Disposals			(104)	(1,012)
Effects of changes in foreign exchange rates				(266)	641
Effects on the recognition of inflation effects				4	0
Ending balance			40,825	34,457	31,356
Leasehold Improvements | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals				(200)	(214)
Effects of changes in foreign exchange rates			498
Leasehold Improvements | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(16,237)	(14,511)	(11,532)
Depreciation for the year			(2,958)	(2,784)	(2,456)
Transfer (to)/from assets classified as held for sale				0	0
Disposals			84	592	248
Effects of changes in foreign exchange rates			(332)	398	(766)
Effects on the recognition of inflation effects			(6)	(2)	(5)
Ending balance			(19,449)	(16,237)	(14,511)
Leasehold Improvements | Accumulated depreciation, amortisation and impairment | Envoy And Other Acquisitions
Property, Plant and Equipment
Disposals				70
Other
Property, Plant and Equipment
Beginning balance			888	729
Ending balance			2,535	888	729
Other | Gross carrying amount
Property, Plant and Equipment
Beginning balance			1,358	1,256	1,051
Additions			407	566	397
Additions from business acquisitions			0	0	0
Business combinations from disposals				0
Changes in the fair value of past acquisitions				10	(19)
Transfer of completed projects in progress			1,255	14	10
Transfer (to)/from assets classified as held for sale				0	0
Disposals			(213)	(100)
Effects of changes in foreign exchange rates				(371)	(166)
Effects on the recognition of inflation effects				0	(2)
Ending balance			3,514	1,358	1,256
Other | Gross carrying amount | PHILIPPINES
Property, Plant and Equipment
Disposals				(17)	(15)
Effects of changes in foreign exchange rates			707
Other | Accumulated depreciation, amortisation and impairment
Property, Plant and Equipment
Beginning balance			(470)	(527)	(515)
Depreciation for the year			(437)	(196)	(134)
Transfer (to)/from assets classified as held for sale				0	0
Disposals			185	63	12
Effects of changes in foreign exchange rates			(213)	241	144
Effects on the recognition of inflation effects			(44)	(13)	(34)
Ending balance			$ (979)	(470)	$ (527)
Other | Accumulated depreciation, amortisation and impairment | Envoy And Other Acquisitions, Adjusted
Property, Plant and Equipment
Disposals				$ (38)

[1]	Convenience translation to U.S. dollars ($) – See Note 2.2.4